Document and Entity Information	May 02, 2017
Prospectus:
Document Type	497
Document Period End Date	May 02, 2017
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	May 02, 2017
Document Effective Date	May 02, 2017
Prospectus Date	Nov. 01, 2016
Highmore Managed Volatility Fund | Institutional Class
Prospectus:
Trading Symbol	HMVZX
Highmore Managed Volatility Fund | Advisor Class
Prospectus:
Trading Symbol	HMVQX